Fees Summary	Jan. 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 19,641,000
Previously Paid Amount	0.00
Total Fee Amount	3,007.04
Total Offset Amount	0.00
Net Fee	3,007.04
Narrative - Max Aggregate Offering Price	$ 19,641,000
Final Prospectus	true